Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities

Movements of the balance of warrant liabilities during the years ended December 31, 2024 and 2023 are as follows:

	Class A	Class C	Public	Sponsor
	Warrants	Warrants	Warrants	Warrants	Total
	US$	US$	US$	US$	US$

At January 1, 2023	807,139	11,642,006	-	-	12,449,145
Issuance of warrants upon the Capital Reorganization	-	-	3,768,277	1,225,488	4,993,765
Change in fair value	11,242,507	39,707,978	(2,379,964)	(773,993)	47,796,528
Exercised during the year	-	(51,349,984)	-	-	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)	-	-	-	(12,049,646)
At December 31, 2023 and January 1, 2024	-	-	1,388,313	451,495	1,839,808
Change in fair value	-	-	(337,162)	(109,649)	(446,811)
At December 31, 2024	-	-	1,051,151	341,846	1,392,997